Note 22. Employee Benefits (Detail) - Amounts Recognized in Consolidated Statements of Financial Position for Other Benefit Plans: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Plan assets less than projected benefit obligation		$ 9,748
Non-current liabilities	55,516	18,259
Other Postretirement Benefit Plans, Defined Benefit [Member]
Projected benefit obligation	(16,314)	(14,328)	(15,251)
Plan assets less than projected benefit obligation	(16,314)	(14,328)
Unrecognized actuarial gains	(237)	(2,097)
Unrecognized past service costs	(232)	(282)
Net amount recognized at year end	(16,783)	(16,707)
Non-current liabilities	(16,314)	(14,328)
Accumulative other comprehensive income	$ (469)	$ (2,379)